RELATED PARTY TRANSACTIONS - Board of Directors Compensation (Q2) (Details) - Director - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Value of shares issued for services rendered	$ 110,000	$ 70,000	$ 180,000	$ 72,083
Total	$ 170,000	$ 70,000	$ 240,000	$ 103,333
Common stock issued to board of directors (in shares)	4,470	2,272	7,510	2,355
Cash paid for services rendered
Related Party Transaction [Line Items]
Cash paid for services rendered	$ 60,000	$ 0	$ 60,000	$ 31,250